Financial Instruments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Amounts due from affiliate	$ 4,237	$ 4,239
Advances/shareholder loans to joint ventures	7,218	13,991
Payment activity [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Trade receivables	8,283	8,200
Amounts due from affiliate	4,237	4,239
Advances/shareholder loans to joint ventures	$ 7,218	$ 13,991